UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1.	Schedule of Investments

Nicholas-Applegate Growth Equity Fund

SCHEDULE OF INVESTMENTS

as of September 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.2%
COMMON STOCKS

BASIC MATERIALS 5.8%

Chemicals 4.7%
15,800	Airgas, Inc.	$784,470
18,900	Celanese Corp. (Class A Stock)	527,499
29,200	Lubrizol Corp. (The)	1,259,688
26,200	Sigma-Aldrich Corp.	1,373,404

		3,945,061

Metals & Mining 1.1%
24,800	Reliance Steel & Aluminum Co.	941,656

COMMUNICATIONS 5.8%

Internet Software & Services 1.8%
29,700	Expedia, Inc.(a)	448,767
18,800	Sohu.com, Inc. (China)(a)	1,048,100

		1,496,867

Software 1.5%
64,400	Symantec Corp.(a)	1,260,952

Telecommunications 2.5%
20,000	Harris Corp.	924,000
56,800	Juniper Networks, Inc.(a)	1,196,776

		2,120,776

CONSUMER CYCLICAL 15.6%

Airlines 0.7%
58,700	AMR Corp.(a)	576,434

Apparel 3.6%
63,100	Coach, Inc.(a)	1,580,024
20,800	Polo Ralph Lauren Corp.	1,386,112

		2,966,136

Automotive Parts 0.7%
17,600	Autoliv, Inc. (Sweden)	594,000

Distribution/Wholesale 1.5%
31,300	Genuine Parts Co.	1,258,573

Home Builders 3.5%
86,300	Centex Corp.	1,398,060
69,000	Pulte Homes, Inc.	963,930
23,800	Toll Brothers, Inc.(a)	600,474

		2,962,464

Retail & Merchandising 2.1%
20,200	Best Buy Co., Inc.	757,500
11,700	GameStop Corp. (Class A Stock)(a)	400,257

10,900	Panera Bread Co. (Class A Stock)(a)	554,810

		1,712,567

Retail Apparel 3.5%
32,200	Gap, Inc. (The)	572,516
73,900	Limited Brands, Inc.	1,279,948
30,100	Ross Stores, Inc.	1,107,981

		2,960,445

CONSUMER NON-CYCLICAL 20.6%

Beverages 1.2%
14,200	Brown-Forman Corp. (Class B Stock)	1,019,702

Biotechnology 2.8%
21,400	Illumina, Inc.(a)	867,342
14,500	Myriad Genetics, Inc.(a)	940,760
17,200	Vertex Pharmaceuticals, Inc.(a)	571,728

		2,379,830

Commercial Services 2.9%
15,900	Alliance Data Systems Corp.(a)	1,007,742
38,100	H&R Block, Inc.	859,155
12,500	Pharmaceutical Product Development, Inc.	516,875

		2,383,772

Food 1.7%
44,800	SYSCO Corp.	1,381,184

Healthcare Equipment & Supplies 3.0%
29,900	Hill-Rom Holdings, Inc.	906,269
25,700	Hospira, Inc.(a)	981,740
14,400	St. Jude Medical, Inc.(a)	626,256

		2,514,265

Household Products/Wares 1.5%
20,700	Church & Dwight Co., Inc.	1,285,263

Other Commercial/Industrial Services 1.0%
43,050	Rollins, Inc.	817,089

Pharmaceuticals 6.5%
41,300	Forest Laboratories, Inc.(a)	1,167,964
28,400	Herbalife Ltd. (Cayman Islands)	1,122,368
46,200	Sepracor, Inc.(a)	845,922
61,332	Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	927,340
49,000	Watson Pharmaceuticals, Inc.(a)	1,396,500

		5,460,094

CONSUMER NON-DURABLE 1.4%

Pharmacy Services 1.4%
15,900	Express Scripts, Inc.(a)	1,173,738

ENERGY 13.2%

Coal 1.3%
9,200	Patriot Coal Corp.(a)	267,260
16,700	Walter Industries, Inc.	792,415

		1,059,675

Energy - Alternate Sources 0.4%
1,800	First Solar, Inc.(a)	340,038

Oil & Gas Drilling 2.5%
4,400	Diamond Offshore Drilling, Inc.	453,464
36,400	Noble Corp. (Cayman Islands)	1,597,960

		2,051,424

Oil & Gas Equipment & Services 2.3%
41,700	Dresser-Rand Group, Inc.(a)	1,312,299
20,100	Superior Energy Services, Inc.(a)	625,914

		1,938,213

Oil & Gas Exploration/Production 6.7%
7,900	Cimarex Energy Co.	386,389
29,500	CNX Gas Corp.(a)	660,505
38,200	Mariner Energy, Inc.(a)	783,100
20,900	Noble Energy, Inc.	1,161,831
21,300	Southwestern Energy Co.(a)	650,502
26,300	Unit Corp.(a)	1,310,266
25,400	W&T Offshore, Inc.	693,166

		5,645,759

FINANCIAL SERVICES 3.6%

Financial/Business Services 2.0%
17,600	Dun & Bradstreet Corp. (The)	1,660,736

Insurance 0.6%
20,675	W.R. Berkely Corp.	486,896

Real Estate Investment Trust 1.0%
20,100	ProLogis	829,527

INDUSTRIALS 20.6%

Diversified Machinery 1.8%
34,100	Cummins, Inc.	1,490,852

Diversified Manufacturing 3.2%
35,900	Dover Corp.	1,455,745
19,100	Teleflex, Inc.	1,212,659

		2,668,404

Electronics 1.6%
31,600	Avnet, Inc.(a)	778,308
5,700	Mettler-Toledo International, Inc.(a)	558,600

		1,336,908

Engineering/Construction 3.9%
10,800	Fluor Corp.	601,560
37,900	Foster Wheeler Ltd(a)	1,368,569
21,900	KBR, Inc.	334,413
31,900	Shaw Group, Inc. (The)(a)	980,287

		3,284,829

Environmental Control 3.2%
21,000	Stericycle, Inc.(a)	1,237,110
45,400	Waste Management, Inc.	1,429,646

		2,666,756

Hand/Machine Tools 1.4%
22,700	Snap-On, Inc.	1,195,382

Machinery 2.9%
34,700	Bucyrus International, Inc.	1,550,396
32,700	Kennametal, Inc.	886,824

		2,437,220

Paper & Forest Products 1.3%
35,800	Owens-Illinois, Inc.(a)	1,052,520

Transportation 1.3%
19,500	CSX Corp.	1,064,115

TECHNOLOGY 7.3%

Computers & Peripherals 1.2%
44,100	NCR Corp.(a)	972,405

Electronic Components 3.2%
21,300	Hubbell, Inc. (Class B Stock)	746,565
20,100	L-3 Communications Holdings, Inc.	1,976,232

		2,722,797

Semiconductors 2.1%
26,600	Broadcom Corp. (Class A Stock)(a)	495,558
14,100	MEMC Electronic Materials, Inc.(a)	398,466
35,300	Xilinx, Inc.	827,785

		1,721,809

Software 0.8%
69,200	Compuware Corp.(a)	670,548

UTILITIES 6.3%

Electric 4.4%
89,700	AES Corp. (The)(a)	1,048,593
30,300	Progress Energy, Inc.	1,306,839
67,800	Xcel Energy, Inc.	1,355,322

		3,710,754

Multi-Utilities & Unregulated Power 1.9%
41,200	SCANA Corp.	1,603,916

TOTAL INVESTMENTS—100.2% (cost $94,351,081)(b)	83,822,351
Liabilities in excess of other assets —(0.2)%	(185,634)

NET ASSETS —100%	$83,636,717

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Schedule of Investments was $94,360,705; accordingly, net unrealized depreciation on investments for federal income tax purposes was $10,538,354 (gross unrealized appreciation $3,661,406; gross unrealized depreciation $14,199,760). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$83,822,351	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$83,822,351	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s subadviser in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2008 there were no securities valued in accordance with such procedures.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date November 24, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.